UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Catherine Johnston
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2018
Common Stock - 86.1%	Shares	Fair Value
Cogeneration Services & Small Power Producers - 1.8%
The AES Corporation (1)	152,714	$2,040,259

Communications Equipment - 1.8%
Nokia Corp. ADR(1)	371,965	2,008,611

Computer & Office Equipment - 2.2%
HP, Inc.	108,435	2,502,680

Computer Peripheral Equipment - 1.8%
Cisco Systems, Inc.	48,802	2,063,837

Computer Programming Services - 2.5%
Sabre Corp(1)	114,268	2,813,278

Computer Storage Devices - 2.1%
Western Digital Corp.	34,518	2,421,438

Crude Petroleum & Natural Gas - 2.4%
Occidental Petroleum Corporation	33,222	2,788,322

Electric Services - 2.7%
CenterPoint Energy Inc.	106,650	3,037,392

Family Clothing Stores - 2.0%
Gap Inc.	76,893	2,319,862

Federal Savings Institutions - 0.9%
Umpqua Holdings Corp.	47,286	1,007,192

Groceries & Related Products - 1.5%
Sysco Corp.	25,710	1,727,969

Life Insurance - 2.0%
Aegon NV ADR(1)	340,065	2,227,426

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.0%
Eaton Corporation plc (Ireland)	41,660	3,464,862

Miscellaneous Amusement & Recreation - 2.0%
Six Flags Entertainment Corp.(1)	35,709	2,319,300

National Commercial Banks - 11.8%
BB&T Corporation	88,081	4,475,396
Citigroup Inc.	31,819	2,287,468
Huntington Bancshares Incorporated	211,633	3,267,614
The Toronto-Dominion Bank (Canada)	58,443	3,458,657
		13,489,135

Natural Gas Transmission - 1.8%
Williams Companies Inc.(1)	70,703	2,103,414

Optical Instruments & Lenses - 3.3%
KLA-Tencor Corporation	32,495	$3,815,563

Paper Mills - 1.9%
International Paper Co.	41,184	2,212,816

Petroleum Refining - 2.8%
Total S.A. ADR	48,802	3,184,331

Pharmaceutical Preparations - 3.3%
Pfizer Inc.(1)	94,152	3,759,489

Photographic Equipment & Supplies - 2.2%
Canon Inc. ADR	77,726	2,517,545

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 3.3%
LyondellBasell Industries N.V. (Netherlands)	34,161	3,784,697

Radio & Television Broadcasting & Communications Equipment - 2.1%
Qualcomm Incorporated	37,256	2,387,737

Savings Institutions, Federally Chartered - 2.4%
HSBC Holdings PLC ADR(1)	55,348	2,679,950

Security & Commodity Exchanges - 2.5%
CME Group Inc.(1)	17,854	2,840,928

Semiconductors & Related Devices - 7.6%
Cypress Semiconductor Corp.(1)	193,184	3,440,607
Taiwan Semiconductor Manufacturing Company Ltd. ADR	65,347	2,692,950
Texas Instruments, Inc.	22,854	2,544,107
		8,677,664

Surety Insurance - 1.7%
Old Republic International Corp.	88,914	1,894,757

Telephone Communications (No Radiotelephone) - 4.6%
BCE Inc. (Canada)	39,994	1,696,945
Verizon Communications Inc.	68,084	3,515,858
		5,212,803

Title Insurance - 2.1%
FNF Corporation	57,729	2,338,025

Variety Stores - 2.2%
Target Corp.(1)	31,305	2,525,687

Water Transportation - 1.8%
Carnival Corporation (Panama)(1)	33,804	2,002,549

Total Common Stock (Cost $89,454,614)		98,169,518

Master Limited Partnerships - 6.0%
Natural Gas Transmission - 6.0%
Enterprise Products Partners L.P.	123,671	3,586,459
MPLX LP	90,105	3,282,525
Total Master Limited Partnerships (Cost $5,076,433)		6,868,984

Real Estate Investment Trusts (REITs) - 5.9%
Crown Castle International Corp.	23,925	$2,651,608
Digital Realty Trust, Inc.	11,189	1,358,568
Lamar Advertising Company	36,899	2,716,873
Total Real Estate Investment Trusts (REITs) (Cost $5,749,970)		6,727,049

Short-Term Investments - 1.7%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.79%(2)	1,917,904	1,917,904
Total Short-Term Investments (Cost $1,917,904)		1,917,904

Investments Purchased as Securities Lending Collateral - 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.17%(2)	14,609,666	14,609,666
Total Investments Purchased with Proceeds from Securities Lending (Cost $14,609,666)		14,609,666

Total Investments - 112.5% (cost $116,808,587)		128,293,121
Other Assets and Liabilities - (12.5)%		(14,225,831)
Total Net Assets Applicable to Common Stockholders - 100.0%		$114,067,290

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt
(1)	All or portion of this security is on loan
(2)	Rate indicated is the seven-day yield as of July 31, 2018.

Miller/Howard Drill Bit to Burner Tip® Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2018
Common Stock - 79.8%	Shares	Fair Value
Agriculture Chemicals - 2.7%
CF Holdings Inc.	4,707	$209,085

Crude Petroleum - 12.8%
Callon Pete Co.	18,053	194,250
Diamondback Energy, Inc.	1,270	167,577
Energen Corporation	4,097	303,916
Pioneer Natural Resources Company	1,616	305,860
		971,603

Electric Services - 3.5%
Dominion Energy, Inc.	1,472	105,557
OGE Energy Corp.	4,327	156,810
		262,367
Electrical Work - 3.3%
Quanta Services Inc.	7,364	250,892

Gas & Other Services Combined - 4.3%
Sempra Energy	1,212	140,095
UGI Corporation	3,519	187,000
		327,095
Industrial Machinery & Equipment - 3.0%
MRC Global Inc.	10,128	229,399

Natural Gas - 20.7%
Anadarko Petroleum Corporation	4,795	350,754
EOG Resources Inc.	2,861	368,897
EQT Corporation	6,806	338,122
Occidental Petroleum Corporation	4,128	346,463
Parsley Energy Inc.	5,378	169,031
		1,573,267

Natural Gas Distribution - 8.3%
Cheniere Energy, Inc.	2,218	140,843
Enbridge, Inc. (Canada)	7,728	273,803
ONE Gas, Inc.	2,760	212,630
		627,276

Natural Gas Transmission - 3.5%
Kinder Morgan, Inc.	15,005	266,789

Oil & Gas Field Machinery & Equipment - 2.5%
Baker Hughes, a GE Company	5,540	191,573

Oil & Gas Field Services - 2.0%
Halliburton Company	3,570	$151,439

Petroleum Refining - 3.8%
Andeavor	1,907	286,165

Pipelines - 6.9%
Pembina Pipeline Corp (Canada)	8,837	316,983
Plains GP Holdings LP	8,680	210,837
		527,820

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 2.5%
DowDuPont, Inc.	2,800	192,556

Total Common Stock (Cost $5,399,657)		6,067,326

Master Limited Partnerships - 17.7%
Liquefied Petroleum Gas Dealers - 3.4%
Suburban Propane Partners, L.P.	10,705	254,565

Natural Gas Transmission - 10.2%
Energy Transfer Equity LP	26,831	488,594
Western Gas Equity Partners LP	7,793	286,549
		775,143
Pipelines - 4.1%
Magellan Midstream Partners LP	4,346	311,867

Total Master Limited Partnerships (Cost $1,249,476)		1,341,575

Short-Term Investments - 0.5%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.79%(1)	37,079	37,079
Total Short-Term Investments (Cost $37,079)		37,079

Total Investments - 98.0% (cost $6,686,212)		7,445,980
Other Assets and Liabilities - 2.0%		152,252
Total Net Assets Applicable to Common Stockholders - 100.0%		$7,598,232

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the seven-day yield as of July 31, 2018.

Miller/Howard Infrastructure Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2018
	Shares	Fair Value
Common Stock - 102.3%
Air Courier Services - 3.2%
FedEx Corporation	48	$11,802

Air Transportation, Scheduled - 1.9%
Southwest Airlines Company	119	6,921

Business Services - 2.5%
Akamai Technologies, Inc.	123	9,257

Cogeneration Services & Small Power Procedures - 4.0%
The AES Corporation	1,105	14,763

Drawing & Insulating of Nonferrous Wire - 2.0%
Corning Incorporated	218	7,233

Electric Services - 21.5%
Avangrid, Inc.	248	12,415
CenterPoint Energy, Inc.	324	9,228
Dominion Energy Inc.	290	20,796
Edison International	189	12,593
Fortis, Inc. (Canada)	350	11,469
Nextera Energy Partners L.P.	140	6,590
OGE Energy Corp.	181	6,559
		79,650

Electrical Work - 3.3%
Quanta Services Inc.	357	12,163

Engines & Turbines - 3.6%
Cummins Inc.	93	13,281

Gas & Other Services Combined - 1.7%
Sempra Energy	54	6,242

Mining & Quarrying of Nonmetallic Minerals - 3.5%
MDU Resources Group, Inc.	443	12,847

Natural Gas Distribution - 6.1%
Enbridge, Inc. (Canada)	639	22,640

Natural Gas Transmission - 10.2%
Kinder Morgan, Inc.	1,081	19,220
National Grid plc ADR	106	5,732
Williams Companies Inc.	434	12,911
		37,863

Oil & Gas Field Services - 4.1%
Targa Resources Corp.	295	15,066

Petroleum Refining - 1.8%
Marathon Petroleum Corporation	83	$6,709

Radio & Television Broadcasting & Communications Equipment - 8.2%
Nokia Corporation ADR	2,049	11,065
Qualcomm Incorporated	298	19,099
		30,164

Radiotelephone Communications - 3.4%
Vodafone Group plc ADR	509	12,496

Semiconductors & Related Devices - 1.0%
Microchip Technology Inc.	39	3,644

Switchgear & Switchboard Apparatus - 3.2%
ABB Ltd ADR	516	11,878

Telephone Communications (No Radiotelephone) - 11.1%
AT&T Inc.	328	10,486
BT Group plc ADR	335	5,146
CenturyLink, Inc.	272	5,105
Verizon Communications Inc.	247	12,755
Zayo Group Holdings, Inc.	200	7,418
		40,910

Trucking and Courier Services (No Air) - 2.1%
United Parcel Service, Inc.	65	7,793

Water Supply - 3.9%
Aqua America, Inc.	181	6,686
Veolia Environnement ADR	339	7,721
		14,407

Total Common Stock (Cost $362,013)		377,729

Master Limited Partnerships - 6.3%
Natural Gas Transmission - 6.3%
Enterprise Products Partners L.P.	804	23,316
Total Master Limited Partnerships (Cost $20,813)		23,316

Real Estate Investment Trusts (REITs) - 6.1%
American Tower Corporation	64	9,487
Crown Castle International Corp.	118	13,078
Total REITs (Cost $21,531)		22,565

Short-Term Investments - 1.8%
First American Treasury Obligations Fund, 1.79%(1)	6,614	6,614

Total Short-Term Investments (Cost $6,614)		6,614

Total Investments - 116.5% (Cost $410,971)		430,224
Other Assets and Liabilities - (16.5)%		(61,057)
Total Net Assets Applicable to Common Stockholders - 100.0%		$369,167

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	Rate indicated is the seven-day yield as of July 31, 2018.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of July 31, 2018, the Funds’ assets carried at fair value were classified as follows:

Income-Equity Fund
Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$98,169,518	$98,169,518	$-	$-
Master Limited Partnerships	6,868,984	6,868,984	-	-
Real Estate Investment Trusts	6,727,049	6,727,049	-	-
Short-Term Investment(b)	1,917,904	1,917,904	-	-
Investments Purchased as Securities Lending Collateral(c)	14,609,666	-	-	-
Total Investments in Securities	$128,293,121	$113,683,455	$-	$-

Drill Bit to Burner Tip® Fund
Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$6,067,326	$6,067,326	$-	$-
Master Limited Partnerships	1,341,575	1,341,575	-	-
Short-Term Investment(b)	37,079	37,079	-	-
Total Investments in Securities	$7,445,980	$7,445,980	$-	$-

Infrastructure Fund
Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$377,729	$377,729	$-	$-
Master Limited Partnerships	23,316	23,316	-	-
Real Estate Investment Trusts	22,565	22,565	-	-
Short-Term Investment(b)	6,614	6,614	-	-
Total Investments in Securities	$430,224	$430,224	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2018.
(c)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Funds did not hold any Level 2 or Level 3 securities during the nine months ended July 31, 2018.

Securities Lending
The Income-Equity Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian” or “lending agent”).  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest.  The Income-Equity Fund receives income from securities lending from fees paid to the Fund by the borrowers and/or from the reinvestment of the cash collateral.  Funds typically compensate their lending agents with a share of the revenue generated by the lending program, and may pay lending agents an additional fee for managing the cash collateral reinvestment.  The amount of security lending income depends on a number of factors including the type of security and length of the loan.  The Income-Equity Fund continues to receive dividends on the securities loaned during the borrowing period.  Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Income-Equity Fund.  The Income-Equity Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.  The cash collateral is invested by the Custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the cost associated with lending.  The Income-Equity Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income-Equity Fund is indemnified from these risks by contract with the Custodian.

As of July 31, 2018 the value of securities on loan and payable for collateral due to broker were $14,213,281 and $14,609,666, respectively, for the Income-Equity Fund.

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Portfolio”) as shown on the Schedule of Investments. The Portfolio is a private fund that invests in high-quality, short term investments, similar to a money market fund. However, the Portfolio is not registered with the Securities and Exchange Commission (“SEC”) and is not required to meet the regulatory requirements of a money market fund registered with the SEC.  The Portfolio is only offered to participants in the Custodian’s security lending program.

Securities lending income earned (net of applicable fees) and recognized by the Fund during the nine months ended July 31, 2018, aggregated $43,030.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Miller/Howard Funds Trust

By (Signature and Title)  /s/ Lowell G. Miller
  Lowell G. Miller, President

Date     September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lowell G. Miller
  Lowell G. Miller, President

Date      September 26, 2018

By (Signature and Title) /s/ Paul Brook
  Paul Brook, Chief Financial Officer

Date       September 26, 2018

.